Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Class A | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class A | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class A | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class A | Fedex Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class A | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class A | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class A | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class A | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class A | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Class I | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
Class I | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class I | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Class I | Fedex Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Class I | Citigroup, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Intuit, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	26.00%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class I | Real Estate Investment Trusts [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
Class I | Other [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%